Exhibit 99.1

Nissan Auto Receivables 2018-A Owner Trust

Servicer’s Certificate

Collection Period	31-May-18	30/360 Days	30	Collection Period Start	1-May-18
Distribution Date	15-Jun-18	Actual/360 Days	31	Collection Period End	31-May-18
				Prior Month Settlement Date	15-May-18
				Current Month Settlement Date	15-Jun-18

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,114,467,625.30	1,015,215,984.94	983,339,234.10	0.944006
Yield Supplement Overcollaterization		72,800,953.50	63,832,909.00	60,999,383.40
Total Adjusted Pool Balance		1,041,666,671.80	951,383,075.94	922,339,850.70
Total Adjusted Securities		1,041,666,671.80	951,383,075.94	922,339,850.70	0.885446
Class A-1 Notes	1.90000%	200,000,000.00	109,716,404.14	80,673,178.90	0.403366
Class A-2a Notes	2.39000%	295,000,000.00	295,000,000.00	295,000,000.00	1.000000
Class A-2b Notes	2.00871%	75,000,000.00	75,000,000.00	75,000,000.00	1.000000
Class A-3 Notes	2.65000%	300,000,000.00	300,000,000.00	300,000,000.00	1.000000
Class A-4 Notes	2.89000%	130,000,000.00	130,000,000.00	130,000,000.00	1.000000
Certificates	0.00000%	41,666,671.80	41,666,671.80	41,666,671.80	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	29,043,225.24	179,508.23	145.2161262	0.8975412
Class A-2a Notes	0.00	587,541.67	—	1.9916667
Class A-2b Notes	0.00	129,729.19	—	1.7297225
Class A-3 Notes	0.00	662,500.00	—	2.2083333
Class A-4 Notes	0.00	313,083.33	—	2.4083333
Certificates	0.00	0.00	—	—

Total Securities	29,043,225.24	1,872,362.42

I. COLLECTIONS

Interest:
Interest Collections	2,034,098.40
Repurchased Loan Proceeds Related to Interest	0.00

Total Interest Collections	2,034,098.40
Principal:
Principal Collections	31,139,741.60
Repurchased Loan Proceeds Related to Principal	0.00

Total Principal Collections	31,139,741.60
Recoveries of Defaulted Receivables	277,241.83

Total Collections	33,451,081.83

Nissan Auto Receivables 2018-A Owner Trust

Servicer’s Certificate

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	47,498	951,383,075.94
Total Principal Payment		29,043,225.24

	46,821	922,339,850.70

III. DISTRIBUTIONS

Total Collections		33,451,081.83
Reserve Account Draw		0.00
Total Available for Distribution		33,451,081.83
1. Reimbursement of Advance		0.00
2. Servicing Fee:
Servicing Fee Due		846,013.32
Servicing Fee Paid		846,013.32
Servicing Fee Shortfall		0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall		0.00
Class A-1 Notes Interest on Interest Carryover Shortfall		0.00
Class A-1 Notes Monthly Interest Distributable Amount		179,508.23
Class A-1 Notes Monthly Interest Paid		179,508.23
Change in Class A-1 Notes Interest Carryover Shortfall		0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall		0.00
Class A-2a Notes Interest on Interest Carryover Shortfall		0.00
Class A-2a Notes Monthly Interest Distributable Amount		587,541.67
Class A-2a Notes Monthly Interest Paid		587,541.67
Change in Class A-2a Notes Interest Carryover Shortfall		0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall		0.00
Class A-2b Notes Interest on Interest Carryover Shortfall		0.00
Class A-2b Notes Monthly Interest Distributable Amount		129,729.19
Class A-2b Notes Monthly Interest Paid		129,729.19
Change in Class A-2b Notes Interest Carryover Shortfall		0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall		0.00
Class A-3 Notes Interest on Interest Carryover Shortfall		0.00
Class A-3 Notes Monthly Interest Distributable Amount		662,500.00
Class A-3 Notes Monthly Interest Paid		662,500.00
Change in Class A-3 Notes Interest Carryover Shortfall		0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall		0.00
Class A-4 Notes Interest on Interest Carryover Shortfall		0.00
Class A-4 Notes Monthly Interest Distributable Amount		313,083.33
Class A-4 Notes Monthly Interest Paid		313,083.33
Change in Class A-4 Notes Interest Carryover Shortfall		0.00
Total Note Monthly Interest
Total Note Monthly Interest Due		1,872,362.42
Total Note Monthly Interest Paid		1,872,362.42
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		30,732,706.09
4. Total Monthly Principal Paid on the Notes		29,043,225.24
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		29,043,225.24
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		1,689,480.85
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		1,689,480.85

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,166.68
Required Reserve Account Amount		2,604,166.68
Beginning Reserve Account Balance		2,604,166.68
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,166.68
Required Reserve Account Amount for Next Period		2,604,166.68

VI. POOL STATISTICS

Weighted Average Coupon		2.43%
Weighted Average Remaining Maturity		51.69

Nissan Auto Receivables 2018-A Owner Trust

Servicer’s Certificate

		Amount	Number
Principal on Defaulted Receivables		737,009.24	37
Principal Recoveries of Defaulted Receivables		277,241.83

Monthly Net Losses		459,767.41
Pool Balance at Beginning of Collection Period		1,015,215,984.94
Net Loss Ratio for Third Preceding Collection Period		0.14%
Net Loss Ratio for Second Preceding Collection Period		0.53%
Net Loss Ratio for Preceding Collection Period		0.68%
Net Loss Ratio for Current Collection Period		0.54%
Four-Month Average Net Loss Ratio		0.48%
Cumulative Net Losses for all Periods		1,668,616.98

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	2,775,985.57	117	0.28%
61-90 Days Delinquent	728,112.62	26	0.07%
91-120 Days Delinquent	95,932.75	5	0.01%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	3,600,030.94	148	0.37%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Second Preceding Collection Period	0.03%	0.03%
Delinquency Ratio for Preceding Collection Period	0.06%	0.06%
Delinquency Ratio for Current Collection Period	0.08%	0.07%
Four-Month Average Delinquency Ratio	0.04%	0.04%
60 Day Delinquent Receivables	824,045.37
Delinquency Percentage	0.08%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?			NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

4. Has there been an issuance of notes or other securities backed by the Receivables?			NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO